Equity - Stock Options, RSUs and Warrants (Details) - shares		24 Months Ended	36 Months Ended
	Feb. 04, 2025	Dec. 31, 2023	Dec. 31, 2024	Jul. 31, 2025
Equity
RSUs and options outstanding			13,499,408
Options, vested and exercisable			1,053,402
Non-tradable share options granted		2,940,000
Stock option
Equity
Exercisable period after end of employment date			90 days
Stock option | Minimum
Equity
Vesting period			3 years
Stock option | Maximum
Equity
Vesting period			4 years
2015 Plan
Equity
Award extension term	1 year
2015 Plan | Subsequent events
Equity
Shares available for new equity				29,177,472